Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to Form 20-F (“Amendment No. 2”) amends the 2018 Form 20-F of British Telecommunications plc (the “Company” and, together with its subsidiaries from time to time, the “Group”) filed with the Securities and Exchange Commission on 24 May 2018 (the “Original 2018 Form 20-F”), as amended by Amendment No. 1 to the Original 2018 Form 20-F filed with the Securities and Exchange Commission on 22 June 2018 (“Amendment No. 1”). On 27 July 2018, British Telecommunications plc announced it had been alerted to an error that its independent external actuary had made in its calculation of the Group’s IAS 19 accounting pension deficit at 31 March 2018. Management determined that, in accordance with US financial reporting requirements, the Group must restate its consolidated financial statements contained in the Original 2018 Form 20-F, as amended by Amendment No. 1. The accounting error understated the net pension obligation, after tax, at 31 March 2018 by £393m (£476m gross of deferred tax) and overstated total equity in the balance sheet by £393m. The re-measurement gain of the net pension obligation recorded within the Group statement of comprehensive income for the year ended 31 March 2018 was overstated by £476m and tax expense on the pension re-measurement was overstated by £83m. The error has no effect on the Group income statement or the Group cash flow statement or any amounts included in the financial statements for the years ending 31 March 2017 and 31 March 2016. It also has no effect on the 2017 triennial funding valuation of the BT Pension Scheme, associated cash contributions or on the pension scheme members.
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	BRITISH TELECOMMUNICATIONS PLC /ADR
Entity Central Index Key	0000820534
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,689,755,905